Document and Entity Information	Aug. 31, 2026
Cover [Abstract]
Entity Registrant Name	GRACO INC
Amendment Flag	false
Entity Central Index Key	0000042888
Document Type	8-K
Document Period End Date	Aug. 31, 2026
Entity Incorporation State Country Code	MN
Entity File Number	001-09249
Entity Tax Identification Number	41-0285640
Entity Address, Address Line One	88 - 11th Avenue Northeast
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55413
City Area Code	(612)
Local Phone Number	623-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GGG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false